Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
March 6, 2023
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily NYSE FANG+ Bull 2X Shares and the Direxion NYSE FANG+ ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated March 1, 2023, filed electronically as Post-Effective Amendment No. 388 to the Trust’s Registration Statement on Form N-1A on February 28, 2023.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Alyssa Sherman of Rafferty Asset Management, LLC at (646) 572-3633, or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Alyssa Sherman
Secretary
Rafferty Asset Management, LLC